Annual Total Returns [BarChart] - Brighthouse/Franklin Low Duration Total Return Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	4.67%
Annual Return 2013	1.33%
Annual Return 2014	1.27%
Annual Return 2015	(0.26%)
Annual Return 2016	3.30%
Annual Return 2017	1.68%
Annual Return 2018	0.70%
Annual Return 2019	4.77%
Annual Return 2020	2.40%